Property, Plant & Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant & Equipment
Schedule of property, plant & equipment

($ in millions)
At December 31:	2022	2021
Land and land improvements	$213	$224
Buildings and building and leasehold improvements	5,678	6,049
Information technology equipment	9,643	10,589	*
Production, engineering, office and other equipment	3,161	3,222
Total—gross	18,695	20,085	*
Less: Accumulated depreciation	13,361	14,390	*
Total—net	$5,334	$5,694

* Recast to conform to 2022 presentation to present rental machines within information technology equipment.